ABERDEEN FUNDS: SUMMARY PROSPECTUS

MARCH 1, 2010

Aberdeen Global Financial Services Fund

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus, Statement of Additional Information, shareholder reports and other information about the Fund online at www.aberdeen-asset.us/aamus.nsf/usmutualfunds/fundsliterature. You can also get this information at no cost by e-mailing a request to openend.funds.us@aberdeen-asset.com, calling 866-667-9231 or asking your financial advisor. The Fund's prospectus and Statement of Additional Information, both dated March 1, 2010, and the independent registered public accounting firm's report and financial statements in the Fund's annual report, dated October 31, 2009, are incorporated by reference into this summary prospectus.

Fund Tickers

Class A: GLFAX	Class B: GLFBX	Class C: GLFCX	Class R: GLFRX	Institutional Class: GLFIX	Institutional Service Class: GFISX

Objective

The Aberdeen Global Financial Services Fund (the "Financial Services Fund" or the "Fund") seeks long-term capital growth.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the Financial Services Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds. More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds: Choosing a Share Class – Reduction and Waiver of Class A Sales Charges" section on page 131-132 of the Fund's prospectus and in the "Additional Information on Purchases and Sales" – "Waiver of Class A and Class D Sales Charges" and "Reduction of Sales Charges" section on page 140-141 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%	None	None	None	None	None
Maximum Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	5.00%	1.00%	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None	None
Other Expenses	0.96%	0.85%	0.85%	0.85%	0.85%	0.85%
Total Annual Fund Operating Expenses	2.11%	2.75%	2.75%	2.25%	1.75%	1.75%
Less: Amount of Fee Limitations/Expense Reimbursements[1]	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	1.55%	2.19%	2.19%	1.69%	1.19%	1.19%

1  The Fund is a series of Aberdeen Funds (the "Trust") and is advised by Aberdeen Asset Management Inc. (the "Adviser"). The Trust and the Adviser have entered into a written contract limiting operating expenses to 1.44% for Class A, 2.19% for Class B, 2.19% for Class C, 1.69% for Class R, 1.19% for Institutional Class, and 1.19% for Institutional Service Class at least through February 28, 2011. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses and administrative services fees. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 28, 2011, after which it may be terminated by the Adviser upon proper prior notice to the Trust.

ABERDEEN FUNDS: SUMMARY PROSPECTUS

MARCH 1, 2010

Aberdeen Global Financial Services Fund

Example

This Example is intended to help you compare the cost of investing in the Financial Services Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Financial Services Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$724	$1,147	$1,595	$2,834
Class B shares	$722	$1,100	$1,605	$2,813
Class C shares	$322	$800	$1,405	$3,039
Class R shares	$172	$650	$1,154	$2,541
Institutional Class shares	$121	$497	$897	$2,016
Institutional Service Class shares	$121	$497	$897	$2,016

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class B shares	$222	$800	$1,405	$2,813
Class C shares	$222	$800	$1,405	$3,039

Portfolio Turnover

The Financial Services Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 55.49% of the average value of its portfolio.

Principal Strategies

As a non-fundamental policy, under normal circumstances, the Financial Services Fund invests at least 80% of the value of its net assets in equity securities issued by U.S. and foreign companies (including those located in emerging market countries) with business operations in or related to financial services. If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Financial Services Fund.

A financial services company is one that is primarily involved in or related to banking, mortgage lending and servicing, securities and commodities trading, investment management, investment banking, insurance, real estate, providing financial guarantees, leasing, credit card servicing and lending. Under normal market conditions, the Fund will invest significantly (at least 40% – unless market conditions are not deemed favorable by the Adviser in which case the Fund would invest at least 30%) in companies organized or having their principal place of business outside the United States or doing a substantial amount of business outside the United States. Under normal conditions, the Fund invests in securities from at least three different countries. A company that is eligible for investment by the Fund typically derives at least 50% of its revenues, net income or assets from the financial services sector. The Fund is nondiversified, and may invest a significant portion of its assets in the securities of a single issuer or a small number of issuers. The Fund also concentrates at least 25% of its total assets in at least one or more of the following industry groups:

•  banks and savings and loans;

•  consumer and industrial finance companies;

•  investment banks;

•  insurance brokers;

•  insurance companies;

•  securities brokers and advisers;

•  real estate-related companies; and

•  leasing companies.

The Fund may invest in financial services companies of any size, including established large-cap companies as well as small-cap and mid-cap companies. The equity securities in which the Fund may invest include common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stocks, foreign investment funds or trusts and depository receipts, that represent an ownership interest in the issuer.

Principal Risks

The Financial Services Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Financial Services Industry Risk – the financial services sector is subject to extensive government regulation which can limit the amounts and types of loans and other financial commitments that companies can make, the interest rates and fees that they can charge and the manner in which they distribute their products. Profitability can be largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect lending institutions.

Stock Market Risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign Risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. These risks may be enhanced in emerging market countries.

Emerging Markets Risk – a magnification of the risks that apply to all foreign investments. These risks are greater for securities of

ABERDEEN FUNDS: SUMMARY PROSPECTUS

MARCH 1, 2010

Aberdeen Global Financial Services Fund

companies in emerging markets countries because the countries may have less stable governments, more volatile currencies and less established markets.

Selection Risk – the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Small- and Mid-Cap Securities Risk – in general, stocks of small-and mid-cap companies may be more volatile and less liquid than larger company stocks.

Non-Diversified Fund Risk – because the Fund may hold larger positions in fewer securities than other funds, a single security's increase or decrease in value may have a greater impact on the Fund's value and total return.

Concentration Risk – investing 25% or more of the Fund's net assets in a select group of companies in financial services industries could subject the Fund to greater risk of loss and could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and industries.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund Details: Additional Information about Investments, Investment Techniques and Risks" in the prospectus.

Performance

The returns presented for the Financial Services Fund for periods prior to June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor Fund"). The Financial Services Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June 23, 2008 in which the Financial Services Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Financial Services Fund and the Predecessor Fund have substantially similar investment objectives and strategies. Returns of the Predecessor Fund have been adjusted to reflect applicable sales charges but not differences in the expenses applicable to a particular class. Returns prior to the commencement of operations of specific classes are based on the previous performance of other classes. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the Financial Services Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Annual Total Returns – Class A Shares (Years Ended December 31)

Best Quarter: 36.46% – 2nd quarter of 2009
Worst Quarter: -28.64% – 4th quarter of 2008

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Total Returns as of December 31, 2009

	1 Year	5 Years	Since Inception (Dec. 18, 2001)
Class A shares – Before Taxes	23.55%	-2.62%	3.83%
Class A shares – After Taxes on Distributions	23.55%	-3.53%	2.60%
Class A shares – After Taxes on Distributions and Sales of Shares	15.59%	-2.30%	2.91%
Class B shares – Before Taxes	25.32%	-2.46%	3.85%
Class C shares – Before Taxes	29.32%	-2.14%	3.86%
Class R shares – Before Taxes	30.87%	-1.65%	4.24%
Institutional Class shares – Before Taxes	31.66%	-1.16%	4.89%
Institutional Service Class shares – Before Taxes	31.67%	-1.16%	4.89%
MSCI World Financials Index (reflects no deduction for fees, expenses or taxes)	31.81%	-4.66%	1.29%

ABERDEEN FUNDS: SUMMARY PROSPECTUS

MARCH 1, 2010

Aberdeen Global Financial Services Fund

Investment Adviser

Aberdeen Asset Management Inc. (the "Adviser") serves as the Financial Services Fund's investment adviser.

Portfolio Managers

The Fund is managed using a team-based approach, with the following team members being primarily responsible for the day-to-day management of the Fund:

Name	Title	Served Investment Adviser of Fund Since
Stephen Docherty	Head of Global Equities	1994

Bruce Stout	Senior Investment Manager	1987

Andrew McMenigall	Senior Investment Manager	1997

Jamie Cumming, CFA®	Investment Manager	2001

Samantha Fitzpatrick, CFA®	Investment Manager	1998

Purchase and Sale of Fund Shares

The Fund's minimum investment requirements are as follows:

Class A, Class B* and Class C Shares
To open an account	$1,000 (per Fund)

To open an IRA account	$1,000 (per Fund)

Additional investments	$50 (per Fund)

To start an Automatic Asset Accumulation Plan	$1,000 (per Fund)

Additional Investments (Automatic Asset Accumulation Plan)	$50

Class R Shares
To open an account	No Minimum

Additional investments	No Minimum

Institutional Class Shares
To open an account	$1,000,000 (per Fund)

Additional investments	No Minimum

Institutional Service Class Shares
To open an account	$1,000,000 (per Fund)

Additional investments	No Minimum

*  Class B shares are only available to existing shareholders of Class B shares.

Minimum investment requirements do not apply to purchases by employees of the Adviser or its affiliates (or their spouses, children or immediate relatives), or to certain retirement plans, fee-based programs or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Trust reserves the right to waive the investment minimums under certain circumstances.

Fund shares may be redeemed on each day that the New York Stock Exchange is open. Fund shares may be sold by mail or fax, by telephone or on-line. If you hold shares through an authorized intermediary, you may redeem such shares through the intermediary.

Tax Information

The Fund's dividends and distributions are subject to federal income taxes and will be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or invest through a qualified employee benefit plan, retirement plan or other tax-deferred account in which case your withdrawals from such account may be taxed as ordinary income.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.